Note 4 - Intangible Property: Schedule of Intangible Assets and Goodwill (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of Intangible Assets and Goodwill
	February 28, 2015	August 31,2014
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(207600.00)	(170619.00)
	$ 1,373,992	$ 1,410,973